Deferred compensation plans - Additional Information (Detail) ¥ / shares in Units, ¥ in Millions		1 Months Ended	12 Months Ended
	Apr. 27, 2016 ¥ / shares shares	May 31, 2016 JPY (¥)	Mar. 31, 2016 JPY (¥) ¥ / shares	Mar. 31, 2015 JPY (¥) ¥ / shares	Mar. 31, 2014 JPY (¥) ¥ / shares
SAR Plan A [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock option plans exercisable after grant date			2 years
Stock option plans expire after grant date			7 years
Weighted-average amounts on the grant date fair value of options granted | ¥ / shares			¥ 176	¥ 201	¥ 272
Total intrinsic values, exercised			¥ 435	¥ 401	¥ 591
Aggregate intrinsic values, outstanding			730
Aggregate intrinsic values, exercisable			730
Total unrecognized compensation cost, based on fair value			¥ 557
Weighted-average period for recognizing unrecognized compensation cost (in years)			7 months
Total fair value of awards vested				1,211	1,403
SAR Plan B [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total intrinsic values, exercised			¥ 25,059	¥ 23,673	¥ 33,951
Aggregate intrinsic values, outstanding			46,159
Aggregate intrinsic values, exercisable			11,544
Total unrecognized compensation cost, based on fair value			¥ 16,333
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year 7 months
Exercise price per share | ¥ / shares			¥ 1
Weighted-average grant date fair value per share | ¥ / shares			¥ 759	¥ 483	¥ 782
Total fair value of awards vested			¥ 20,880	¥ 27,662	¥ 34,943
SAR Plan B [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Exercise price per share | ¥ / shares	¥ 1
Day of allotment	Jun. 07, 2016
Total number of SARs issued	238,705
Total number of SARs issued, shares | shares	23,870,500
Exercise period	5 years
SAR Plan B [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock option plans exercisable after grant date			6 months
Stock option plans expire after grant date			5 years 6 months
SAR Plan B [Member] | Minimum [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period	6 months
SAR Plan B [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock option plans exercisable after grant date			5 years
Stock option plans expire after grant date			10 years
SAR Plan B [Member] | Maximum [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period	3 years
SAR Plan A and SAR Plan B [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total compensation expense recognized within Non-interest expenses-Compensation and benefits			¥ 16,890	19,364	19,458
Tax benefits recognized in earnings for compensation expense			806	1,422	1,992
Cash received from exercise of compensation plans			571
Tax benefit realized from exercise of deferred compensation			908
NSUs and CSUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total compensation expense recognized within Non-interest expenses-Compensation and benefits			¥ 23,480	39,366	37,396
Deferred compensation arrangement by share-based payment award, award vesting period			5 years
NSUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on fair value			¥ 1,932
Weighted-average period for recognizing unrecognized compensation cost (in years)			10 months
Total fair value of awards vested			¥ 19,860	20,116	23,066
CSUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on fair value			¥ 2,656
Weighted-average period for recognizing unrecognized compensation cost (in years)			10 months
Total fair value of awards vested			¥ 18,366	15,762	17,868
NIUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on fair value			¥ 1,596
Weighted-average period for recognizing unrecognized compensation cost (in years)			11 months
Total fair value of awards vested			¥ 13,725	12,966	14,651
Total compensation expense recognized within Non-interest expenses-Compensation and benefits			¥ 9,463	12,900	15,388
NIUs [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred compensation arrangement by share-based payment award, award vesting period			5 years
NSUs, CSUs and NIUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Tax benefits recognized in earnings for compensation expense			¥ 672	¥ 1,252	¥ 1,767
NSUs, CSUs and NIUs [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total grant date fair value		¥ 22,000
NSUs, CSUs and NIUs [Member] | Maximum [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period		3 years